Basis of Presentation and General information (Policies)	6 Months Ended
Jun. 30, 2020
Basis of Presentation and General information [Abstract]
Basis of Presentation
The accompanying unaudited interim condensed consolidated financial statements include the accounts of Castor and its wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2019, filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 31, 2020 (the “2019 Annual Report”).

Change of Fiscal Year
On September 27, 2019, the Company’s Board of Directors authorized a change in Castor’s fiscal year end from September 30 to December 31. As a result, the Company’s comparative unaudited interim condensed consolidated financial statements have been prepared on the basis of the revised fiscal year end. In the opinion of management, these financial statements reflect all adjustments which include normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2020 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2020.